New IFRS Standards (Tables)	12 Months Ended
Dec. 31, 2018
NEW IFRS STANDARDS
Adjustments to Consolidated Statements of Comprehensive Income

($ millions, decrease)	For the twelve months ended December 31 2017 IFRS 15

Revenues and Other Income

Operating revenues, net of royalties	(97)

Expenses

Operating, selling and general	(57)

Transportation	(40)

Net Earnings	—

Total Comprehensive Income	—